Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities, Current [Abstract]
Accrued and Other Current Liabilities	Accrued and Other Current Liabilities
Accrued and other current liabilities at December 31, 2025 and 2024 consist of the following:

(in thousands)	Notes	2025	2024

Payroll and related accruals		$103,851	$85,579
Deferred revenue	(4)	79,423	70,827
Other liabilities	(6)	73,365	82,671
Accrued expenses		57,343	51,673
Income taxes payable	(17)	39,717	24,946
Operating lease liabilities	(12)	28,837	24,335
Fair value of derivative instruments	(14)	20,173	13,753
Accrued contingent consideration and milestone payments	(15)	16,153	20,650
Accrued interest on long-term debt	(16)	13,796	10,554
Accrued royalties	(20)	6,113	5,098
Cash collateral	(14)	710	16,790
Total accrued and other current liabilities		$439,481	$406,876